Cover	3 Months Ended
Mar. 31, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	Tevogen Bio Holdings Inc.
Entity Central Index Key	0001860871
Entity Tax Identification Number	98-1597194
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	15 Independence Boulevard
Entity Address, Address Line Two	Suite #410
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	877
Local Phone Number	838-6436
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Tevogen Bio Holdings Inc.
Entity Address, Address Line Two	15 Independence Boulevard
Entity Address, Address Line Three	Suite #410
Entity Address, City or Town	Warren
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07059
City Area Code	877
Local Phone Number	838-6436
Contact Personnel Name	Ryan Saadi